Inventory (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory
Parts and other consumables		$ 11,884	$ 3,592
Fuel		6,744	1,906
Total inventory	$ 18,214	$ 18,628	$ 5,498